Exhibit 99.1

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

Collection Period	31-May-19	30/360 Days	30	Collection Period Start	1-May-19
Distribution Date	17-Jun-19	Actual/360 Days	33	Collection Period End	31-May-19
				Prior Month Settlement Date	15-May-19
				Current Month Settlement Date	17-Jun-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	176,933,464.94	165,250,637.58	0.158641
Yield Supplement Overcollaterization		45,350,668.44	3,121,652.53	2,797,666.86
Total Adjusted Pool Balance		1,041,667,188.10	173,811,812.41	162,452,970.72
Total Adjusted Securities		1,041,666,666.68	173,811,812.41	162,452,970.72	0.155955
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.78963%	175,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.34000%	305,000,000.00	42,145,145.73	30,786,304.04	0.100939
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	11,358,841.69	47,062.08	37.2421039	0.1543019
Class A-4 Notes	0.00	119,250.00	—	1.3250000
Certificates	0.00	0.00	—	—

Total Securities	11,358,841.69	166,312.08

I. COLLECTIONS

Interest:
Interest Collections				397,530.09
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				397,530.09
Principal:
Principal Collections				11,615,913.10
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				11,615,913.10
Recoveries of Defaulted Receivables				153,943.30
Servicer Advances				0.00

Total Collections				12,167,386.49

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			20,759	173,811,812.41
Total Principal Payment				11,358,841.69

			20,195	162,452,970.72

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	12,167,386.49
Reserve Account Draw	0.00
Total Available for Distribution	12,167,386.49
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	147,444.55
Servicing Fee Paid	147,444.55
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	47,062.08
Class A-3 Notes Monthly Interest Paid	47,062.08
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00
Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		166,312.08
Total Note Monthly Interest Paid		166,312.08
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		11,853,629.86
4. Total Monthly Principal Paid on the Notes		11,358,841.69
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		11,358,841.69
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		494,788.17
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		494,788.17

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,167.97
Beginning Reserve Account Balance		2,604,167.97
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,167.97
Required Reserve Account Amount for Next Period		2,604,167.97

VI. POOL STATISTICS

Weighted Average Coupon		2.69%
Weighted Average Remaining Maturity		22.94

	Amount	Number
Principal on Defaulted Receivables	66,914.26	8
Principal Recoveries of Defaulted Receivables	153,943.30

Monthly Net Losses	(87,029.04)
Pool Balance at Beginning of Collection Period	176,933,464.94
Net Loss Ratio for Third Preceding Collection Period	0.09%
Net Loss Ratio for Second Preceding Collection Period	0.27%
Net Loss Ratio for Preceding Collection Period	0.43%
Net Loss Ratio for Current Collection Period	-0.59%
Four-Month Average Net Loss Ratio	0.05%
Cumulative Net Losses for all Periods	7,508,011.71

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,591,409.05	144	0.96%
61-90 Days Delinquent	288,574.50	24	0.17%
91-120 Days Delinquent	54,841.94	10	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,934,825.49	178	1.17%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Second Preceding Collection Period	0.26%	0.22%
Delinquency Ratio for Preceding Collection Period	0.20%	0.19%
Delinquency Ratio for Current Collection Period	0.21%	0.17%
Four-Month Average Delinquency Ratio	0.22%	0.19%
60 Day Delinquent Receivables	347,384.02
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO